Earnings per share - Computation of diluted earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Allocation of net income attributable to HTT for diluted computation	¥ 439,063,867	$ 62,785,298	¥ 60,715,780	¥ 27,952,696
Reallocation of net income attributable to HTT as a result of conversion of Class B to Class A shares	269,563,529	38,547,072	31,015,615	11,180,843
Allocation of net income attributable to HTT	¥ 708,627,396	$ 101,332,370	¥ 91,731,395	¥ 39,133,539
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	98,630	98,630	119,370	153,790
Conversion of Class B to Class A ordinary shares	63,490	63,490	63,490	63,490
Adjustments for dilutive share options	4,790	4,790	4,920	4,940
Denominator used for diluted earnings per share	166,910	166,910	187,780	222,220
Earnings per share - diluted | (per share)	¥ 4.25	$ 0.61	¥ 0.49	¥ 0.18
Class B ordinary shares
Numerator:
Allocation of net income attributable to HTT for diluted computation	¥ 269,563,529	$ 38,547,072	¥ 31,015,615	¥ 11,180,843
Allocation of net income attributable to HTT	¥ 269,563,529	$ 38,547,072	¥ 31,015,615	¥ 11,180,843
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Denominator used for diluted earnings per share	63,490	63,490	63,490	63,490
Earnings per share - diluted | (per share)	¥ 4.25	$ 0.61	¥ 0.49	¥ 0.18